Cover	Jun. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	TEN Holdings, Inc. (the “Company”) is filing an amendment to its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on July 1, 2025 (the “Original Form 8-K”) to correct an inadvertent omission contained therein regarding Item 5.02.
Document Period End Date	Jun. 30, 2025
Entity File Number	001-42515
Entity Registrant Name	TEN Holdings, Inc.
Entity Central Index Key	0002030954
Entity Tax Identification Number	99-1291725
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1170 Wheeler Way
Entity Address, City or Town	Langhorne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19047
Country Region	1
City Area Code	800
Local Phone Number	909.9598
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XHLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false